Accrued payroll and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current:
Accrued payroll	$ 110,441	$ 89,324
Other liabilities	7,263	6,982
Deferred Income Loyalty Program	16,565	6,821
Phantom RSU award liability	3,989	5,239
Accrued expenses	7,202	4,893
Accrued payroll and other liabilities, current	145,460	113,259
Non-current:
Initial Franchise Fee	73,284	5,015
Phantom RSU award liability	3,210	3,900
Deferred income	5,973	5,212
Security deposits	8,724	6,801
Other liabilities	610	0
Accrued payroll and other liabilities, non-current	$ 91,801	$ 20,928